Income tax and deferred taxes	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
Disclosure of income tax [text block]
Note 25	Income tax and deferred taxes

Tax receivables as of December 31, 2021 and 2020, are as follows:

25.1	Current and non-current tax assets

(a)       Current

Current tax assets	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies	435	37,123
Monthly provisional income tax payments, foreign companies	62	1,265
Corporate tax credits (1)	674	1,566
1st category tax absorbed by tax losses (2)	26,848	2,322
Taxes in recovery process	129,523	89,948
Total	157,542	132,224

(b) Non-current

Non-current tax assets	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies compensated by the specific tax on mining activity (Lithium)	6,398	6,398
Specific tax on mining activities (IEAM) paid by Lithium (on consignment)	83,966	83,966
Total	90,364	90,364

(1)	These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.

(2)	This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.
25.2	Current tax liabilities

Current tax liabilities	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
1st Category income tax	139,842	14,736
Foreign company income tax	27,055	7,838
Article 21 single tax	38	69
Total	166,935	22,643

Income tax is calculated based on the profit or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No. 20,780 is 27%.

The royalty is determined by applying the taxable rate to the net operating income obtained, according to the chart in force. The Company currently provisioned 6.51% for mining royalties that involve operations in the Salar de Atacama and 5.22% for caliche extraction operations.

The income tax rate for the main countries where the Company operates is presented below:

	Income tax	Income tax
Country	2021	2020
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 3.51%	21% + 3.36%
South Africa	28%	28%
China	25%+12% (1)	25%

(1)	Additional 12% tax over the VAT calculation
25.3	Income tax and deferred taxes

(a)	Deferred tax assets and liabilities as of December 31, 2021

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2021	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	144,181	-
Property, plant and equipment and capitalized interest	-	(189,073)
Restoration and rehabilitation provision	6,567	-
Manufacturing expenses	-	(108,181)
Employee benefits and unemployment insurance	-	(7,485)
Vacation accrual	6,039	-
Inventory provision	20,557	-
Materials provision	10,554	-
Others employee benefits	929	-
Research and development expenses	-	(5,387)
Bad debt provision	2,708	-
Provision for legal complaints and expenses	334	-
Loan acquisition expenses	-	(8,967)
Financial instruments recorded at market value	5,242	-
Specific tax on mining activity	-	(4,545)
Tax loss benefit	7,113	-
Other	8,862	-
Foreign items (other)	136	-
Balances to date	213,222	(323,638)
Net balance		(110,416)

(b)	Deferred tax assets and liabilities as of December 31, 2020

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2020	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	90,585	-
Property, plant and equipment and capitalized interest	-	(187,168)
Restoration and rehabilitation provision	6,598	-
Manufacturing expenses	-	(107,215)
Employee benefits and unemployment insurance	-	(6,669)
Vacation accrual	6,138	-
Inventory provision	22,200	-
Materials provision	8,812	-
Research and development expenses	-	(3,580)
Bad debt provision	5,072	-
Provision for legal complaints and expenses	19,637	-
Loan acquisition expenses	-	(5,212)
Financial instruments recorded at market value	-	(3,929)
Specific tax on mining activity	-	(3,014)
Tax loss benefit	844	-
Other	1,454	-
Foreign items (other)	-	(654)
Balances to date	161,340	(317,441)
Net balance		(156,101)

(c)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2021

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(90,585)	(53,596)	-	(53,596)	(144,181)
Property, plant and equipment and capitalized interest	187,168	1,905	-	1,905	189,073
Restoration and rehabilitation provision	(6,597)	30	-	30	(6,567)
Manufacturing expenses	107,215	966	-	966	108,181
Employee benefits and unemployment insurance	6,669	687	130	817	7,486
Vacation accrual	(6,138)	99	-	99	(6,039)
Inventory provision	(22,200)	1,643	-	1,643	(20,557)
Materials provision	(8,812)	(1,742)	-	(1,742)	(10,554)
Derivative financial instruments	-	14,246	(14,246)	-	-
Others employee benefits	-	(929)	-	(929)	(929)
Research and development expenses	3,581	1,806	-	1,806	5,387
Bad debt provision	(5,072)	2,364	-	2,364	(2,708)
Provision for legal complaints and expenses	(19,637)	19,303	-	19,303	(334)
Loan approval expenses	5,212	3,755	-	3,755	8,967
Financial instruments recorded at market value	3,929	(5,354)	(3,818)	(9,172)	(5,243)
Specific tax on mining activity	3,012	1,521	12	1,533	4,545
Tax loss benefit	(844)	(6,269)	-	(6,269)	(7,113)
Others	(1,454)	(7,408)	-	(7,408)	(8,862)
Foreign items (other)	654	(790)	-	(790)	(136)
Total temporary differences, unused losses and unused tax credits	156,101	(27,763)	(17,922)	(45,685)	110,416

(d)	Reconciliation of changes in deferred tax liabilities (assets) as of December 31, 2020

Reconciliation of changes in deferred tax liabilities (assets)	Deferred tax liability (asset) at beginning of period	Deferred tax (expense) benefit recognized in profit (loss) for the year	Deferred taxes related to items credited (charged) directly to equity	Total increases (decreases) in deferred tax liabilities (assets)	Deferred tax liability (asset) at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	(82,076)	(8,509)	-	(8,509)	(90,585)
Property, plant and equipment and capitalized interest	197,167	(9,999)	-	(9,999)	187,168
Facility closure provision	(7,311)	714	-	714	(6,597)
Manufacturing expenses	106,420	795	-	795	107,215
Employee benefits and unemployment insurance	6,000	514	155	669	6,669
Vacation accrual	(5,591)	(547)	-	(547)	(6,138)
Inventory provision	(23,885)	1,685	-	1,685	(22,200)
Materials provision	(7,982)	(830)	-	(830)	(8,812)
Derivative financial instruments	-	1,001	(1,001)	-	-
Others employee benefits	(2,689)	2,689	-	2,689	-
Research and development expenses	3,535	46	-	46	3,581
bad debt provision	(3,542)	(1,530)	-	(1,530)	(5,072)
Provision for legal complaints and expenses	(2,546)	(17,091)	-	(17,091)	(19,637)
Loan approval expenses	3,856	1,356	-	1,356	5,212
Financial instruments recorded at market value	1,287	-	2,642	2,642	3,929
specific tax on mining activity	1,354	1,668	(10)	1,658	3,012
Tax loss benefit	(2,296)	1,452	-	1,452	(844)
Others	2,021	(3,475)	-	(3,475)	(1,454)
Foreign items (other)	(311)	965	-	965	654
Total temporary differences, unused losses and unused tax credits	183,411	(29,096)	1,786	(27,310)	156,101

(e)	Deferred taxes related to benefits for tax losses

The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.

As of December 31, 2021, and 2020, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Chile	7,113	818
Foreign	-	26
Total	7,113	844

The tax losses as of December 31, 2021, which are the basis for these deferred taxes correspond mainly to SQM S.A., SQM Potasio S.A., Comercial Hydro S.A., Orcoma SpA., Orcoma Estudio SpA y SCM Bufalo.
(f)	Movements in deferred tax assets and liabilities

Movements in deferred tax assets and liabilities as of December 31, 2021 and 2020 are detailed as follows:

	Assets (liabilities)
Movements in deferred tax assets and liabilities	As of December 31, 2021	As of December 31, 2020
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(156,101)	(183,411)
Increase (decrease) in deferred taxes in profit or loss	27,763	29,096
Increase (decrease) deferred taxes in equity	17,922	(1,786)
Total	(110,416)	(156,101)
(g)	Disclosures on income tax (expenses) benefits

Current and deferred tax (expenses) benefits are detailed as follows:

	(Expense) Income
Disclosures on income tax (expense) benefit	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax (expense)	(279,105)	(97,374)	(116,483)
Adjustments to prior year current income tax (expense) benefit	2,326	(1,901)	12,222
Current income tax expense, net, total	(276,779)	(99,275)	(104,261)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	28,445	26,219	2,551
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(682)	2,877	(8,309)
Total deferred tax benefits, net	27,763	29,096	(5,758)
Income tax expense	(249,016)	(70,179)	(110,019)
Tax (expenses) benefit for foreign and domestic parties are detailed as follows:

	(Expense) Income
Income tax (expense) benefit	As of December 31, 2021	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax expenses, foreign parties, net	(46,748)	(9,782)	(7,394)
Current income tax expenses, domestic, net	(230,031)	(89,493)	(96,867)
Current income tax expense, net, total	(276,779)	(99,275)	(104,261)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	(6,679)	10,284	2,370
Current income tax benefits, domestic, net	34,442	18,812	(8,128)
Deferred tax expense, net, total	27,763	29,096	(5,758)
Income tax expense	(249,016)	(70,179)	(110,019)
(h)	Disclosures on the tax effects of other comprehensive income components:

	As of December 31, 2021
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	4,679	(142)	4,537
Cash flow hedges	(52,762)	14,246	(38,516)
Reserve for (losses) gains from financial assets measured at fair value through other comprehensive income	(12,072)	3,818	(8,254)
Total	(60,155)	17,922	(42,233)

	As of December 31, 2020
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	974	(145)	829
Cash flow hedges	(3,706)	1,001	(2,705)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	9,784	(2,642)	7,142
Total	7,052	(1,786)	5,266

	As of December 31, 2019
Income tax related to other income and expense components with a charge or credit to net equity	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Gains (losses) from defined benefit plans	(3,310)	702	(2,608)
Cash flow hedges	1,908	(2,683)	(775)
Reserve for gains (losses) from financial assets measured at fair value through other comprehensive income	1,152	(311)	841
Total	(250)	(2,292)	(2,542)

(i)	Explanation of the relationship between (expense) benefit for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that discloses the most significant information for users of the financial statements is the numeric conciliation between the tax benefit (expense) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned choice is based on the fact that the Company and subsidiaries established in Chile generate a large part of the Company’s tax benefit (expense). The amounts provided by subsidiaries established outside Chile have no relative importance in the overall context.

Reconciliation between the tax benefit (expense) and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

	(Expense) Benefit
Income Tax Expense (Benefit)	As of December 31, 2021	As of December 31, 2020	As of December 31, 20219
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	841,221	238,538	390,622
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(227,130)	(64,405)	(105,468)
Net effect of royalty tax payments	(13,350)	(4,659)	(4,314)
Effect of other additional taxes affected by article 21 and passive income	(2,617)	(1,804)	(724)
Tax effect of revenue from regular activities exempt from taxation	(260)	1,786	2,376
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(2,226)	(2,987)	(2,128)
Tax effect of tax rates supported abroad	(3,016)	(2,077)	(252)
Effects of changes resulting from classifying a permanent item as a temporary one	-	4,826	-
Other tax effects	(417)	(859)	491
Tax expense using the effective tax rate	(249,016)	(70,179)	(110,019)

(j)	Tax periods potentially subject to verification:

The Group’s Companies are potentially subject to income tax audits by tax authorities in each country These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.

Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:

(i)	Chile

According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.

(ii)	United States

In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.

(iii)	Mexico:

In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.

(iv)	Spain:

In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.

A subsidiary of the Company, SQM Iberian S.A., is being reviewed by the Spanish Tax Authority. This audit could involve adjustments to tax returns filed in Spain.

(v)	Belgium:

In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.

(vi)	South Africa:

In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.

A subsidiary of the Company, SQM Africa Pty., is being reviewed by the South African Tax Authority. This audit could involve adjustments to tax returns filed in South Africa.